Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [Abstract]
Earnings per share
20.	Earnings per share

	For the Years Ended December 31,
In CHF thousands, except for share and per share data	2021	2020	2019
Basic income/(loss) per share (EPS):
Numerator:
Net income/(loss) attributable to equity holders of the Company	(72,996)	(61,921)	45,442
Denominator:
Weighted-average number of shares outstanding to equity holders	74,951,833	71,900,212	70,603,611
Basic income/(loss) for the period attributable to equity holders	(0.97)	(0.86)	0.64

Diluted income/(loss) per share (EPS):
Numerator:
Net income/(loss) attributable to equity holders of the Company	(72,996)	(61,921)	45,442
Denominator:
Weighted-average number of shares outstanding to equity holders	74,951,833	71,900,212	70,603,611
Effect of dilutive securities from equity incentive plans	—	—	499,730
Weighted-average number of shares outstanding – diluted to equity holders	74,951,833	71,900,212	71,103,341
Diluted income/(loss) for the period attributable to equity holders	(0.97)	(0.86)	0.64

In periods for which we have a loss, basic net loss per share is the same as diluted net loss per share. We have excluded from our calculation of diluted loss per share all potentially dilutive in-the-money (i) share options, (ii) non-vested restricted share awards and (iii) shares that were issued upon conversion of two different convertible notes as their inclusion would have been anti-dilutive. Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	As of December 31,
	2021	2020	2019
Share options issued and outstanding (in-the-money)	1,140,388	412,191	1,081,836
Restricted share awards subject to future vesting	6,264	28,418	—
Convertible shares	41,461	—	911,261
Total	1,188,113	440,609	1,993,097